WireRedemptionFeeIfSuchServicesAreRequested [Member] Annual Fund Operating Expenses - GREEN CENTURY EQUITY FUND	Jul. 31, 2025
Individual Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.99%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	1.20%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.69%
Component2 Other Expenses	0.00%
Expenses (as a percentage of Assets)	0.90%